Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Schedule of useful lives of property, plant and equipment

Buildings	15 to 41 years
Technical equipment and machinery	3 to 15 years
Office furniture and equipment	3 to 10 years

Schedule of development of property, plant and equipment

	Buildings and leasehold		Plant, machinery		Furniture		Assets under
	improvements		and equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	274,335	249,853	339,277	4,251	61,763	1,749	225,645	901,020	255,853
Accumulated depreciation and impairment	59,365	75,390	170,713	2,686	41,397	760	—	271,474	78,836
January 1, 2024	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017
Recognition of right-of-use asset	—	5,518	—	1,096	—	626	—	—	7,241
Capital expenditure/Additions	30,615	—	18,549	—	5,579	—	71,242	125,985	—
Disposals	883	21,967	190	—	80	36	623	1,777	22,003
Depreciation	20,032	20,379	41,017	709	12,555	443	—	73,604	21,530
Impairment	1,199	7,897	676	66	43	7	2,308	4,226	7,969
Reclassification	11,402	25	22,038	(688)	9,109	—	(44,152)	(1,603)	(663)
Translation differences and other	6,182	5,396	3,164	8	319	4	2,451	12,116	5,407
Total	241,056	135,160	170,434	1,206	22,694	1,133	252,254	686,438	137,499
Cost	323,066	222,624	408,025	4,304	89,484	1,833	252,254	1,072,830	228,761
Accumulated depreciation and impairment	82,011	87,464	237,591	3,098	66,790	700	—	386,392	91,262
December 31, 2024	241,056	135,160	170,434	1,206	22,694	1,133	252,254	686,438	137,499

	Buildings and leasehold		Plant, machinery and		Furniture		Assets under
	improvements		equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	240,328	222,734	285,246	4,689	50,113	1,318	116,381	692,069	228,741
Accumulated depreciation and impairment	42,680	55,779	136,405	3,902	31,110	733	—	210,195	60,414
January 1, 2023	197,648	166,955	148,842	787	19,003	585	116,381	481,874	168,327
Recognition of right-of-use asset	—	32,663	—	533	—	706	—	—	33,902
Capital expenditure/Additions	17,906	—	42,863	—	12,087	—	145,733	218,589	—
Disposals	521	3,963	99	100	92	11	—	712	4,074
Depreciation	17,509	19,998	36,478	684	10,972	393	—	64,959	21,075
Impairment	—	—	—	—	—	—	—	—	—
Reclassification	20,018	(1,014)	14,384	1,029	408	100	(34,925)	(115)	115
Translation differences and other	(2,570)	(180)	(948)	—	(69)	2	(1,544)	(5,130)	(178)
Total	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017
Cost	274,335	249,853	339,277	4,251	61,763	1,749	225,645	901,020	255,853
Accumulated depreciation and impairment	59,365	75,390	170,713	2,686	41,397	760	—	271,474	78,836
December 31, 2023	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017